8. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of warrants (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of warrants

The weighted average assumptions used to estimate the fair value of warrants for the years ended December 31, 2025, 2024 and 2023 were:

	2025	2024	2023
Risk-free interest rate	2.71%	2.86%	n/a
Expected life	3 years	3 years	n/a
Expected volatility	146.03%	137.47%	n/a
Expected dividend yield	nil	nil	n/a